Condensed Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2023	Dec. 31, 2022
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Redemption value per shares (in Dollars per share)	$ 10.42	$ 10.25
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	668,875	668,875
Ordinary shares, shares outstanding	668,875	668,875
Ordinary shares subject to possible redemption, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares subject to possible redemption, shares authorized	11,500,000	11,500,000
Redemption value per shares (in Dollars per share)	$ 10.42	$ 0
Redemption of shares	11,500,000	11,500,000
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	10,000,000	10,000,000
Ordinary shares, shares issued	4,935,622	4,935,622
Ordinary shares, shares outstanding	4,935,622	4,935,622
Previously Reported | Class A Ordinary Shares
Ordinary shares, shares issued
Ordinary shares, shares outstanding